Discontinued Operation and Disposal Groups Held for Sale (Details) € in Thousands, ₪ in Thousands, $ in Thousands, kWh in Millions			12 Months Ended
	Jun. 02, 2024 EUR (€)	Jun. 02, 2024 ILS (₪)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 EUR (€) kWh	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 ILS (₪)
Discontinued Operation and Disposal Groups Held for Sale [Line Items]
Plant			€ 566,876		€ 482,747			$ 665,591
Customary exception			€ 2,200	₪ 9,000
Consideration paid						€ 10,600	₪ 42,600
Talmei Yosef Solar Plant [Member]
Discontinued Operation and Disposal Groups Held for Sale [Line Items]
Consideration paid	€ 10,600	₪ 42,600
Talmei Yosef Sale Agreement [Member]
Discontinued Operation and Disposal Groups Held for Sale [Line Items]
Plant						11,200			₪ 44,750
Additional potential payment						1,000			₪ 4,000
Impairment loss | €					€ 602	€ 2,565
Disposal of major subsidiary [Member] | Talmei Yosef Sale Agreement [Member]
Discontinued Operation and Disposal Groups Held for Sale [Line Items]
Energy produced (in Kilowatt-hours) | kWh					18